Cover	May 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity File Number	001-14757
Entity Registrant Name	EVI Industries, Inc.
Entity Central Index Key	0000065312
Entity Tax Identification Number	11-2014231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4500 Biscayne Blvd.
Entity Address, Address Line Two	Suite 340
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	402-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.025 par value
Trading Symbol	EVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable